Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-42750
Entity Registrant Name	NEXMETALS MINING CORP.
Entity Central Index Key	0000795800
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1111 West Hastings Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 2J3
City Area Code	(604)
Local Phone Number	770-4334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	NEXM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false